Schedule of Lease Obligation Maturity (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Obligations
2022	$ 157,800
2023	52,600
Total payments	210,400
Less: imputed interest	(20,774)
Total obligation	189,626
Less: current portion	(138,630)
Non-current capital leases obligations	$ 50,996